INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
Schedule of intangible assets over the respective useful lives

	As of December 31,
	2023	2024
	RMB	RMB
Software	38,143	53,750
Technology	65,235	61,445
Total cost	103,378	115,195
Less: Accumulated amortization	(24,648)	(38,641)
Intangible assets, net	78,730	76,554

Schedule of estimated amortization expenses

Years ended
December 31,
RMB
2025	12,317
2026	11,767
2027	11,767
2028	11,126
2029 and years after	29,577
Total	76,554